Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments
As of June 30, 2021 (unaudited)
Shares or Principal Amounts	Description	Value
	BANK LOANS – 8.8%
	BERMUDA – 3.7%
	Borr Drilling, Ltd.:
1,093,750	4.897% (1-Month USD Libor + 475 basis points), 06/25/2022(1)	$847,656
216,346	4.897% (1-Month USD Libor + 475 basis points), 06/25/2022(1)	167,668
841,346	2.772% (1-Month USD Libor + 263 basis points), 06/25/2022(1)	652,043
360,577	6.647% (1-Month USD Libor + 650 basis points), 06/25/2022(1)	264,711
		1,932,078

	JERSEY – 1.1%
	Alloy Finco, Ltd.:
420,169	14.000%, 03/06/2025	409,664
182,366	14.000%, 03/06/2025	177,807
		587,471

	SPAIN – 3.2%
	Celsa Group:
795,348	4.400%, 12/31/2024	893,729
232,955	2.000%, 06/30/2025	205,825
2,826,000	3.000%, 06/30/2025	553,026
		1,652,580

	UNITED STATES – 0.8%
408,460	Dealer Tire LLC,4.363% (1-Month USD Libor + 425 basis points), 02/05/2027(1)	409,379

	TOTAL BANK LOANS (Cost $4,376,843)	4,581,508

	COMMON STOCK – 0.9%
	MARSHALL ISLANDS – 0.9%
20,360	Scorpio Tankers, Inc.	448,938

	TOTAL COMMON STOCK (Cost $338,192)	448,938

	CORPORATE DEBT SECURITIES – 18.2%
	CANADA – 1.5%
726,000	First Quantum Minerals, Ltd., 6.875%, 10/15/2027(2)	792,030

	FRANCE – 0.7%
332,000	Banijay Entertainment SASU, 3.500%, 03/01/2025(2)	398,557

	LUXEMBOURG – 1.6%
742,000	Altice France Holding SA, 10.500%, 05/15/2027(2)	825,486
Shares or Principal Amounts	Description	Value
	CORPORATE DEBT SECURITIES (continued)
	MARSHALL ISLANDS – 1.7%
790,000	Danaos Corp., 8.500%, 03/01/2028(2)	$869,245

	UNITED KINGDOM – 1.6%
400,000	Lloyds Banking Group PLC, 7.500%(3)(4)	469,000
320,000	Natwest Group PLC, 6.000%(3)(4)	357,466
		826,466

	UNITED STATES – 11.1%
1,000,000	Allegheny Technologies, Inc., 7.875%, 08/15/2023	1,097,500
536,000	Bruin E&P Partners LLC, 8.875%, 08/01/2023(2)(5)	1,061
500,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.750%, 07/01/2025(2)	527,500
584,000	Clarios Global LP / Clarios U.S. Finance Co., 6.250%, 05/15/2026(2)	622,690
271,000	GPD Cos, Inc., 10.125%, 04/01/2026(2)	296,370
1,000,000	HCA, Inc., 5.875%, 05/01/2023	1,087,950
428,000	Radiate Holdco LLC, 6.500%, 09/15/2028(2)	450,173
700,000	RegionalCare Hospital Partners Holdings, Inc., 9.750%, 12/01/2026(2)	755,457
400,000	Talen Energy Supply LLC, 7.250%, 05/15/2027(2)	373,750
446,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027(2)	483,542
138,000	Voyager Aviation Holdings LLC, 8.500%, 05/09/2026(2)	127,075
		5,823,068

	TOTAL CORPORATE DEBT SECURITIES (Cost $9,671,629)	9,534,852

	INTERNATIONAL DEBT SECURITIES – 42.9%
	BERMUDA – 2.4%
	Floatel International, Ltd.:
1,479,816	6.000%, 09/24/2026	673,316
1,479,816	10.000%, 09/24/2026	599,326
		1,272,642

	CAYMAN ISLANDS – 0.6%
3,140,769	Nor Offshore SPV, Ltd., 2.000%, 02/04/2022	314,077

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2021 (unaudited)
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	FRANCE – 4.5%
	BNP Paribas SA:
200,000	7.000%(3)(4)	$240,325
810,000	6.625%(2)(3)(4)	890,368
	Electricite de France SA:
200,000	5.375%(3)(4)	266,658
700,000	5.000%(3)(4)	933,942
		2,331,293

	ITALY – 6.4%
	Banca Monte dei Paschi di Siena SpA:
255,000	10.500%, 07/23/2029	342,012
419,000	8.000%, 01/22/2030(4)	456,666
247,000	Intesa Sanpaolo SpA, 7.750%(3)(4)	359,378
3,508,000	Moby SpA, 7.750%, 02/15/2023(5)(6)	1,393,714
600,000	UniCredit SpA, 6.625%(3)(4)	767,290
		3,319,060

	LUXEMBOURG – 5.9%
203,000	Altice France Holding SA, 8.000%, 05/15/2027	260,183
1,014,000	Intralot Capital Luxembourg SA, 6.750%, 09/15/2021	974,075

	Paper Industries Intermediate Financing Sarl:
810,666	6.000% (3-Month EUR Libor + 600 basis points), 03/01/2025(1)(2)	767,306
328,000	6.000% (3-Month EUR Libor + 600 basis points), 03/01/2025(1)	309,250
557,384	7.000% (3-Month EUR Libor + 700 basis points), 03/01/2025(1)(2)	601,541
100,000	Telecom Italia Finance SA, 7.750%, 01/24/2033	174,243
		3,086,598

	NETHERLANDS – 4.4%
800,000	Cooperatieve Rabobank UA, 4.625%(3)(4)	1,044,267
787,850	Stichting AK Rabobank Certificaten, 2.188%(3)	1,260,205
		2,304,472

	NORWAY – 2.4%
19,088,431	BOA OCV AS, 2.000%, 12/31/2024(2)	288,371
18,412,351	REM Saltire Holding AS, 7.000%, 12/31/2024(2)	962,855
		1,251,226

	PORTUGAL – 0.6%
300,000	Transportes Aereos Portugueses SA, 5.625%, 12/02/2024	296,400
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	SINGAPORE – 2.6%
1,357,397	Mulhacen Pte, Ltd., 6.500%, 08/01/2023	$1,383,556

	SPAIN – 1.5%
	CaixaBank SA:
400,000	6.750%(3)(4)	536,053
200,000	5.250%(3)(4)	255,274
		791,327

	SWITZERLAND – 1.3%
600,000	Credit Suisse Group AG, 7.250%(3)(4)	678,717

	UNITED KINGDOM – 10.3%
570,000	Barclays PLC, 8.000%(3)(4)	651,011
741,000	Dignity Finance PLC, 4.696%, 12/31/2049	1,033,911
3,150,000	House of Fraser Funding PLC, 0.000% (3-Month GBP Libor + 575 basis points), 09/15/2021(1)(5)(6)	119,664
500,000	Lloyds Banking Group PLC, 4.947%(3)(4)	655,655
984,650	Matalan Finance PLC, 9.500%, 01/31/2024	854,547
100,000	Miller Homes Group Holdings PLC, 5.500%, 10/15/2024	141,380
420,000	Virgin Media Finance PLC, 3.750%, 07/15/2030(2)	498,862
906,000	Voyage Care BondCo PLC, 10.000%, 11/01/2023	1,289,101
100,000	William Hill PLC, 4.875%, 09/07/2023	145,059
		5,389,190

	TOTAL INTERNATIONAL DEBT SECURITIES (Cost $20,963,049)	22,418,558

	INTERNATIONAL EQUITIES – 7.9%
	BELGIUM – 0.5%
75,319	Balta Group SA(2)(6)	259,026

	NORWAY – 6.2%
992,564	MPC Container Ships AS(6)	3,229,651

	UNITED KINGDOM – 1.2%
55,000	Dignity PLC(6)	652,645

	TOTAL INTERNATIONAL EQUITIES (Cost $2,654,512)	4,141,322

	PRIVATE COMPANIES – 6.3%
	AUSTRALIA – 0.2%
65,000	Quintis Australia Pty, Ltd., Common Shares(7)(8)	16,250

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2021 (unaudited)
Shares or Principal Amounts	Description	Value
	PRIVATE COMPANIES (continued)
	AUSTRALIA (continued)
	Quintis Australia Pty, Ltd., Corporate Debt:
7,895	7.500%, 10/01/2026(2)(7)(8)	$7,871
117,000	0.000%, 10/01/2028(2)(7)(8)	78,273
		102,394

	BERMUDA – 0.0%
635,550	Floatel International, Ltd., Common Shares(7)(8)	7
436,438	Floatel International, Ltd., Warrants, 03/16/2025(6)(7)(8)	4
		11

	ITALY – 2.3%
1,100,000	Saxa Gres Spa, 7.000%, 08/04/2026(7)(8)	1,226,281

	LUXEMBOURG – 1.4%
3,500	Aviation PLC, Warrants, 10/31/2026(7)(8)	—
25,947,663	Paper Industries TopCo, Ltd., Common Shares	718,033
557,384	Paper Industries TopCo, Ltd., Warrants, 06/23/2025(7)(8)	6
		718,039

	UNITED KINGDOM – 1.5%
507,096	Alloy Topco, Ltd., Common Shares(7)(8)	70
9,200	KCA Deutag, Common Shares	772,800
		772,870

	UNITED STATES – 0.9%
1,641,791	Vertellus Escrow U.S., Common Shares(7)(8)	288,955
64	Voyager Aviation Holdings LLC, Common Shares(7)(8)	—
384	Voyager Aviation Holdings LLC, Preferred Shares(7)(8)	32,640
1,641,791	WR Grace Claim, Common Shares(7)(8)	144,478
		466,073
	TOTAL PRIVATE COMPANIES (Cost $2,463,326)	3,285,668
Shares or Principal Amounts	Description	Value
	SHORT-TERM INVESTMENTS – 16.9%
	UNITED STATES – 16.9%
8,837,812	BlackRock Liquidity Funds FedFund Portfolio - Institutional Class, 0.025%(9)	$8,837,812

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,837,812)	8,837,812
	TOTAL INVESTMENTS – 101.9% (Cost $49,305,363)	53,248,658
	Liabilities in Excess of Other Assets – (1.9)%	(977,695)
	TOTAL NET ASSETS – 100.0%	$52,270,963

(1)   Floating rate security. Rate as of June 30, 2021 is disclosed.

(2)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At June 30, 2021 the total value of these securities is $10,877,409 representing 20.8% of net assets.

(3)   Security is perpetual in nature with no stated maturity date.

(4)   Variable rate security. Rate as of June 30, 2021 is disclosed.

(5)   Security is in default.

(6)   Non-income producing security.

(7)   Fair valued using significant unobservable inputs.

(8)   Illiquid and restricted investments as to resale.

(9)   The rate is the annualized seven-day yield as of June 30, 2021.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2021 (unaudited)

At June 30, 2021, the BlueBay Destra International Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Contract Amount				Value	Unrealized Appreciation (Depreciation)
				Buy		Sell
September 15, 2021	Australia and New Zealand Banking	Euro Currency	U.S. Dollar	EUR	600,000		$717,130	$712,638	$(4,492)
September 15, 2021	Banco Santander	U.S. Dollar	Norwegian Krone		$542,019	NOK	4,600,000	534,445	7,574
September 15, 2021	Barclays Capital, Inc.	Euro Currency	U.S. Dollar	EUR	129,874		$154,969	154,255	(714)
September 15, 2021	Barclays Capital, Inc.	U.S. Dollar	Pound Sterling		$7,240,693	GBP	5,114,641	7,074,930	165,763
September 15, 2021	Barclays Capital, Inc.	U.S. Dollar	Pound Sterling		$135,541	GBP	97,540	134,924	617
September 15, 2021	Brown Brothers Harriman	Norwegian Krone	U.S. Dollar	NOK	675,000		$79,227	78,424	(803)
September 15, 2021	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$17,801,724	EUR	14,613,341	17,356,701	445,023
September 15, 2021	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$130,272	EUR	109,219	129,722	550
September 15, 2021	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$172,308	NOK	1,431,781	166,350	5,958
September 15, 2021	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$147,966	NOK	1,230,216	142,931	5,035
September 15, 2021	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$195,487	NOK	1,682,561	195,486	1
September 15, 2021	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$230,768	NOK	1,970,602	228,952	1,816
September 15, 2021	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$117,046	NOK	1,003,157	116,551	495
September 15, 2021	Brown Brothers Harriman	U.S. Dollar	Poland Zloty		$556,212	PLN	2,105,370	552,407	3,805
September 15, 2021	Brown Brothers Harriman	U.S. Dollar	Pound Sterling		$114,002	GBP	81,893	113,280	722
September 15, 2021	Enskilda Securities, Inc.	U.S. Dollar	Norwegian Krone		$3,062,018	NOK	25,385,799	2,949,417	112,601
September 15, 2021	Morgan Stanley & Co. LLC	Poland Zloty	U.S. Dollar	PLN	2,091,240		$550,250	548,699	(1,551)
September 15, 2021	Societe Generale	U.S. Dollar	Norwegian Krone		$242,292	NOK	2,060,172	239,358	2,934
September 15, 2021	UBS AG	Pound Sterling	U.S. Dollar	GBP	2,000,000		$2,791,432	2,766,540	(24,892)
									$720,442

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2021 (unaudited)

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each illiquid and restricted investment held by the Fund at June 30, 2021 is as follows:

Security	Acquisition Date	Cost	Value	Percentage of Net Assets
Alloy Topco Ltd., Common Shares	3/10/2020	$—	$70	0.00%
Aviation PLC, Warrants	3/16/2021	—	—	0.00
Floatel International, Ltd., Common Shares	1/13/2021	—	7	0.00
Floatel International, Ltd., Warrants	1/13/2021	27,075	4	0.00
Paper Industries TopCo Ltd., Warrants	7/16/2020	—	6	0.00
Quintis Australia Pty, Ltd., Common Shares	10/30/2019	—	16,250	0.03
Quintis Australia Pty, Ltd., Corporate Debt, 7.500%	9/11/2019	6,203	7,871	0.02
Quintis Australia Pty, Ltd., Corporate Debt, 0.000%	9/11/2019	60,105	78,273	0.15
Saxa Gres SpA	11/27/2018	1,211,116	1,226,281	2.35
Vertellus Escrow U.S., Common Shares	12/22/2020	2	288,955	0.55
Voyager Aviation Holdings LLC, Common Shares	3/25/2019	—	—	0.00
Voyager Aviation Holdings LLC, Preferred Shares	3/25/2019	49,712	32,640	0.06
WR Grace Claim, Common Shares	12/22/2020	2	144,478	0.28